Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

Note 14: Provisions

				Release of
	As of			surplus	As of
(amounts in thousands of euros)	01/01/2020	Additions	Reversals	provisions	12/31/2020
Provisions for litigation	—	—	—	—	—
Provisions for risks	—	2	—	—	2
Total provisions	—	2	—	—	2

				Release of
	As of			surplus	As of
(amounts in thousands of euros)	12/31/2020	Additions	Reversals	provisions	12/31/2021
Provisions for litigation (1)	—	1,508	(1,508)	—	—
Provisions for risks	2	—	(2)	—	—
Total provisions	2	1,508	(1,510)	—	—

(1) As of June 30, 2021, the Company recorded a provision of €1,508 thousand for the fine for non-performance and penalties following the judgment rendered on July 16, 2021 by the judge of the Paris Court of Justice in charge of overseeing the execution of judgments related to the Negma litigation (see note 12.2.1). This amount has been paid in 2021.